Accounts Receivable and Notes Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Accounts Receivable and Notes Receivable
Summary of accounts receivable

Accounts receivable as of September 30, 2021 and December 31, 2020 consist of the following:

	September 30,	December 31,
	2021	2020
Oral drug accounts receivable	$2,668,582	$2,307,872
Capitated accounts receivable	663,562	353,250
FFS accounts receivable	14,355,205	10,962,394
Clinical trials accounts receivable	1,947,626	1,718,846
Other trade receivables	2,621,630	1,803,548
Total	$22,256,605	$17,145,910

Accounts Receivable as of December 31, 2020 and 2019 consist of the following:

	December 31,	December 31,
	2020	2019
Oral drug accounts receivable	$2,307,872	$1,179,311
Capitated accounts receivable	353,250	96,000
FFS accounts receivable	10,962,394	10,904,721
Clinical trials accounts receivable	1,718,846	1,743,661
Other trade receivables	1,803,548	692,568
Total	$17,145,910	$14,616,261